Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Assumptions Used To Estimate Fair Value Of Options Granted

	2012		2011
Risk-free interest rate		1.09%		1.66%
Expected life		0.9 years		3.0 years
Expected volatility		39%		65%
Expected dividends	$	Nil	$	Nil

Schedule Of Stock Option Activity

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)
Balances, December 31, 2010	20,244,373	16,712,070	$9.45
Increase in amount authorized	14,120,328	—	—
Options granted	(9,585,923)	9,585,923	20.02
Options exercised	—	(2,675,335)	8.81
Options cancelled	173,596	(173,596)	11.95
Bonus shares	(315,777)	—	—
Shares issued under share purchase plan	(25,766)	—	—

Balances, December 31, 2011	24,610,831	23,449,062	$13.83
Increase in amount authorized	23,701,143	—	—
Options granted	(8,484,971)	8,484,971	13.34
Options exercised	—	(6,069,382)	7.15
Options cancelled	9,487,303	(9,487,303)	14.66
Options expired	201,136	(201,136)	14.50
Bonus shares	(291,625)	—	—
Shares issued under share purchase plan	(40,220)	—	—

Balances, December 31, 2012	49,183,597	16,176,212	$15.58

Schedule Of Outstanding And Exercisable Options By Exercise Price Range

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)

$ 2.82 to $ 7.03	1,147,669	3.05	$3.58	1,147,669	$3.58
$ 7.04 to $ 8.20	2,662,094	3.94	8.12	1,619,732	8.20
$ 8.21 to $12.62	2,349,835	1.61	9.09	2,011,314	9.04
$12.63 to $17.70	3,412,349	3.80	14.33	2,880,952	14.23
$17.71 to $27.83	6,604,265	4.36	23.62	4,496,299	23.46

	16,176,212	3.68	$15.58	12,155,966	$14.98

Schedule Of Stock-Based Compensation Expense

	Year Ended December 31,
	2012	2011

Turquoise Hill Resources Ltd. (i)	$68,961	$44,256
SouthGobi Resources Ltd.	13,689	13,751
Ivanhoe Australia Ltd.	9,216	13,043

	$91,866	$71,050

(i)	During 2012, stock-based compensation of $13.2 million (2011 - $32.6 million) relating to the development of the Oyu Tolgoi mine was capitalized as property, plant and equipment.

Rio Tinto Placements

(Stated in thousands of U.S. dollars, except for share amounts)
Nature of Investment by Rio Tinto	Period	Number of Shares Acquired (1)	Proceeds/ Transaction Value
Private Placement - Tranche 1	2006	37,089,883	$303,395
Anti Dilution Shares	2008	243,772	612
Private Placement - Tranche 2	2009	46,304,473	388,031
March 2010 Private Placement	2010	15,000,000	240,916
Exercise of Series A Warrants	2010	46,026,522	393,066
Conversion of Convertible Credit Facility	2010	40,083,206	400,832
Exercise of Anti Dilution Warrants	2010	720,203	2,229
Partial exercise of Series B Warrants	2010	33,783,784	300,000
Rights Offering	2011	34,387,776	477,302
Exercise of remaining Series B Warrants	2011	14,070,182	119,737
Exercise of Anti Dilution Warrants	2011	827,706	2,527
Exercise of Series C Warrants	2011	40,224,365	379,316
Exercise of Subscription Right	2011	27,896,570	535,908

Balance at December 31, 2011		336,658,442	$3,543,871

Exercise of Subscription Right (2)	January 2012	439,216	8,489
Rights Offering	July 2012	133,585,562	935,099

Balance at December 31, 2012		470,683,220	$4,487,459

(1)	Shares acquired excludes other purchases made by Rio Tinto from third parties.
(2)

In January 2012, Turquoise Hill received $8.5 million from Rio Tinto following Rio Tinto’s decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Turquoise Hill.

Schedule Of Assumptions Used To Estimate Fair Value Of Derivative Financial Liability Attributable To Rights Held By Rio Tinto

	July 19, 2012	June 14, 2012

Theoretical ex-rights share price	$8.93	$9.52
Risk-free rate of return	0.00%	0.17%
Spot Cdn$ exchange rate	1.02	0.98

Series D Warrants [Member]
Schedule Of Assumptions Used To Estimate Fair Value Of Warrants

Exercise price	$10.33
Theoretical ex-rights share price	$8.62
Risk-free interest rate	0.46%
Expected life	3.0 years
Expected volatility	60%
Expected dividends	Nil